Document And Entity Information	Sep. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 12, 2024
Entity Registrant Name	Sarepta Therapeutics, Inc.
Entity Central Index Key	0000873303
Entity Emerging Growth Company	false
Entity File Number	001-14895
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-0797222
Entity Address, Address Line One	215 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	274-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SRPT
Security Exchange Name	NASDAQ